Shareholder Report, Average Annual Return (Details)	12 Months Ended	27 Months Ended	37 Months Ended	42 Months Ended	56 Months Ended	60 Months Ended	94 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
AVIP Bond Portfolio
Average Annual Return [Line Items]
Line Graph and Table Measure Name	AVIP Bond Portfolio
Average Annual Return, Percent	2.38%					0.30%		2.39%
AVIP BlackRock Balanced Allocation Portfolio
Average Annual Return [Line Items]
Line Graph and Table Measure Name	AVIP BlackRock Balanced Allocation Portfolio
Average Annual Return, Percent	19.50%					10.21%		9.37%
AVIP BlackRock Advantage International Equity Portfolio
Average Annual Return [Line Items]
Line Graph and Table Measure Name	AVIP BlackRock Advantage International Equity Portfolio
Average Annual Return, Percent	6.29%					5.79%		5.24%
AVIP Fidelity Institutional AM® Equity Growth Portfolio
Average Annual Return [Line Items]
Line Graph and Table Measure Name	AVIP Fidelity Institutional AM® Equity Growth Portfolio
Average Annual Return, Percent	30.68%					14.71%		15.16%
AVIP AB Small Cap Portfolio
Average Annual Return [Line Items]
Line Graph and Table Measure Name	AVIP AB Small Cap Portfolio
Average Annual Return, Percent	13.82%					6.63%		8.13%
AVIP AB Mid Cap Core Portfolio
Average Annual Return [Line Items]
Line Graph and Table Measure Name	AVIP AB Mid Cap Core Portfolio
Average Annual Return, Percent	14.21%					7.36%		8.74%
AVIP S&P 500® Index Portfolio
Average Annual Return [Line Items]
Line Graph and Table Measure Name	AVIP S&P 500® Index Portfolio
Average Annual Return, Percent	24.57%					14.09%		12.65%
AVIP BlackRock Advantage Large Cap Value Portfolio
Average Annual Return [Line Items]
Line Graph and Table Measure Name	AVIP BlackRock Advantage Large Cap Value Portfolio
Average Annual Return, Percent	15.76%					9.20%		8.42%
AVIP Federated High Income Bond Portfolio
Average Annual Return [Line Items]
Line Graph and Table Measure Name	AVIP Federated High Income Bond Portfolio
Average Annual Return, Percent	6.45%					3.45%		4.60%
AVIP Nasdaq-100 Index Portfolio
Average Annual Return [Line Items]
Line Graph and Table Measure Name	AVIP Nasdaq-100® Index Portfolio
Average Annual Return, Percent	25.37%					19.72%		18.02%
AVIP BlackRock Advantage Large Cap Core Portfolio
Average Annual Return [Line Items]
Line Graph and Table Measure Name	AVIP BlackRock Advantage Large Cap Core Portfolio
Average Annual Return, Percent	26.27%					14.06%		11.97%
AVIP BlackRock Advantage Small Cap Growth Portfolio
Average Annual Return [Line Items]
Line Graph and Table Measure Name	AVIP BlackRock Advantage Small Cap Growth Portfolio
Average Annual Return, Percent	10.29%					6.50%		7.80%
AVIP S&P MidCap 400® Index Portfolio
Average Annual Return [Line Items]
Line Graph and Table Measure Name	AVIP S&P MidCap 400® Index Portfolio
Average Annual Return, Percent	13.43%					9.81%		8.06%
AVIP BlackRock Advantage Large Cap Growth Portfolio
Average Annual Return [Line Items]
Line Graph and Table Measure Name	AVIP BlackRock Advantage Large Cap Growth Portfolio
Average Annual Return, Percent	31.07%					16.13%		13.93%
AVIP Constellation Dynamic Risk Balanced Portfolio
Average Annual Return [Line Items]
Line Graph and Table Measure Name	AVIP Constellation Dynamic Risk Balanced Portfolio
Average Annual Return, Percent	12.51%					6.67%		7.53%
AVIP Federated Core Plus Bond Portfolio
Average Annual Return [Line Items]
Line Graph and Table Measure Name	AVIP Federated Core Plus Bond Portfolio
Average Annual Return, Percent	1.71%				(0.77%)
AVIP Intech U.S. Low Volatility Portfolio
Average Annual Return [Line Items]
Line Graph and Table Measure Name	AVIP Intech U.S. Low Volatility Portfolio
Average Annual Return, Percent	20.04%			8.17%
AVIP AB Relative Value Portfolio
Average Annual Return [Line Items]
Line Graph and Table Measure Name	AVIP AB Relative Value Portfolio
Average Annual Return, Percent	12.74%		7.93%
AVIP Constellation Managed Risk Balanced Portfolio
Average Annual Return [Line Items]
Line Graph and Table Measure Name	AVIP Constellation Managed Risk Balanced Portfolio
Average Annual Return, Percent	9.16%			1.95%
AVIP Constellation Managed Risk Moderate Growth Portfolio
Average Annual Return [Line Items]
Line Graph and Table Measure Name	AVIP Constellation Managed Risk Moderate Growth Portfolio
Average Annual Return, Percent	11.51%	15.32%
AVIP Constellation Managed Risk Growth Portfolio
Average Annual Return [Line Items]
Line Graph and Table Measure Name	AVIP Constellation Managed Risk Growth Portfolio
Average Annual Return, Percent	14.86%	18.49%
AVIP Moderately Conservative Model Portfolio
Average Annual Return [Line Items]
Line Graph and Table Measure Name	AVIP Moderately Conservative Model Portfolio
Average Annual Return, Percent	7.77%					4.21%	4.82%
AVIP Balanced Model Portfolio
Average Annual Return [Line Items]
Line Graph and Table Measure Name	AVIP Balanced Model Portfolio
Average Annual Return, Percent	9.67%					5.87%	6.04%
AVIP Moderate Growth Model Portfolio
Average Annual Return [Line Items]
Line Graph and Table Measure Name	AVIP Moderate Growth Model Portfolio
Average Annual Return, Percent	12.13%					7.57%	7.56%
AVIP Growth Model Portfolio
Average Annual Return [Line Items]
Line Graph and Table Measure Name	AVIP Growth Model Portfolio
Average Annual Return, Percent	13.75%					9.02%	8.68%
MSCI EAFE Index (Net-USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Net-USD)
Average Annual Return, Percent	3.82%					4.73%		5.20%
ICE BofA U.S. Broad Market Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. Broad Market Index
Average Annual Return, Percent	1.47%				(1.39%)	(0.34%)		1.37%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Average Annual Return, Percent	25.02%	25.63%	10.67%	11.23%		14.53%	14.24%	13.10%
ICE BofA U.S. Corporate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. Corporate Index
Average Annual Return, Percent	2.76%					0.48%		2.52%
70% S&P 500 Index/30% ICE BofA U.S. Corporate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	70% S&P 500® Index/30% ICE BofA U.S. Corporate Index
Average Annual Return, Percent	18.00%					10.34%		10.01%
Russell 2000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000® Index
Average Annual Return, Percent	11.54%					7.40%		7.82%
Russell Midcap Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap® Index
Average Annual Return, Percent	15.34%					9.92%		9.63%
ICE BofA U.S. High Yield Constrained Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. High Yield Constrained Index
Average Annual Return, Percent	8.20%					4.03%		5.08%
Nasdaq100 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nasdaq-100® Index
Average Annual Return, Percent	25.88%					20.18%		18.53%
Russell 2000® Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000® Growth Index
Average Annual Return, Percent	15.15%					6.86%		8.09%
S&P MidCap 400® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P MidCap 400® Index
Average Annual Return, Percent	13.93%					10.34%		9.68%
Russell 1000® Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000® Growth Index
Average Annual Return, Percent	33.36%					18.96%		16.78%
55% S&P 500® Index/45% ICE BofA U.S. Broad Market Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	55% S&P 500® Index/45% ICE BofA U.S. Broad Market Index
Average Annual Return, Percent	13.95%					7.92%		7.95%
Russell 1000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000® Value Index
Average Annual Return, Percent	14.37%		7.93%			8.68%		8.49%
50% MSCI All Country World Index/50% ICE BofA U.S. Broad Market Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	50% MSCI All Country World Index/50% ICE BofA U.S. Broad Market Index
Average Annual Return, Percent	9.26%			2.24%
65% MSCI All Country World Index/35% ICE BofA U.S. Broad Market Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	65% MSCI All Country World Index/35% ICE BofA U.S. Broad Market Index
Average Annual Return, Percent	11.68%	15.82%
85% MSCI All Country World Index/15% ICE BofA U.S. Broad Market Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	85% MSCI All Country World Index/15% ICE BofA U.S. Broad Market Index
Average Annual Return, Percent	14.97%	19.44%
Morningstar® Moderately Conservative Target Risk Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar® Moderately Conservative Target Risk Index
Average Annual Return, Percent	6.40%					3.88%	4.95%
Morningstar® Moderate Target Risk Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar® Moderate Target Risk Index
Average Annual Return, Percent	8.27%					5.37%	6.42%
Morningstar® Moderately Aggressive Target Risk Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar® Moderately Aggressive Target Risk Index
Average Annual Return, Percent	10.66%					7.02%	8.02%
Morningstar® Aggressive Target Risk Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar® Aggressive Target Risk Index
Average Annual Return, Percent	12.50%					8.25%	9.18%